Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	60 Months Ended	65 Months Ended	70 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000225700 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.87%	4.05%	4.72%
C000225696 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.13%	4.25%	4.93%
C000225697 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%	2.56%	3.32%
C000225698 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%	3.53%	4.20%
C000225699 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.35%	4.41%	5.10%
C000225702 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.93%	4.49%	5.19%
C000225701 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%	4.67%	5.38%
C000225703 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.20%	2.99%	3.78%
C000225704 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.29%	3.95%	4.66%
C000225705 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.31%	4.84%	5.56%
C000225710 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%	5.04%	5.76%
C000225706 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.62%	5.25%	5.98%
C000225707 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.69%	3.55%	4.35%
C000225708 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.86%	4.53%	5.25%
C000225709 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.78%	5.42%	6.14%
C000225715 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.23%	5.76%	6.49%
C000225714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.45%	5.96%	6.69%
C000225713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.40%	4.26%	5.07%
C000225712 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.59%	5.22%	5.95%
C000225711 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.61%	6.13%	6.85%
C000225716 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.95%	6.53%	7.28%
C000225717 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.06%	6.73%	7.49%
C000225718 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.93%	5.01%	5.85%
C000225720 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.31%	5.99%	6.74%
C000225719 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.32%	6.92%	7.67%
C000225721 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.44%	7.31%	8.06%
C000225722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.67%	7.51%	8.27%
C000225723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%	5.78%	6.62%
C000225724 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.91%	6.76%	7.52%
C000225725 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.83%	7.66%	8.43%
C000225726 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.89%	7.98%	8.75%
C000225727 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.11%	8.18%	8.96%
C000225728 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%	6.44%	7.29%
C000225730 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.25%	7.46%	8.21%
C000225729 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.37%	8.37%	9.13%
C000225735 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.33%	8.46%	9.23%
C000225731 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.54%	8.70%	9.46%
C000225732 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%	6.92%	7.76%
C000225733 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.70%	7.92%	8.68%
C000225734 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.69%	8.86%	9.63%
C000225689 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.51%	8.69%	9.45%
C000225686 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.92%	8.93%	9.67%
C000225687 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.32%	7.16%	7.99%
C000225688 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.98%	8.15%	8.89%
C000225690 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		21.08%	9.08%	9.83%
C000225692 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.59%	8.67%	9.54%
C000225693 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.82%	8.87%	9.75%
C000225695 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.33%	7.11%	8.06%
C000225694 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.97%	8.11%	8.98%
C000225691 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.99%	9.04%	9.91%
C000266192 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%
C000266193 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%
C000266194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%
C000266196 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%
C000266195 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%
C000014670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		6.22%	2.49%			4.16%
C000153102 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.61%	1.98%			3.64%
C000014690 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.68%	3.58%			5.82%
C000153106 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.24%	3.07%			5.30%
C000014689 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.17%	5.04%			7.77%
C000153105 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%	4.51%			7.23%
C000014688 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.76%	6.34%			9.36%
C000153104 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.24%	5.80%			8.82%
C000014687 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.73%	7.38%			10.88%
C000153103 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.13%	6.85%			10.32%
C000014683 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.62%	4.17%			5.93%
C000014685 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.92%	4.39%			6.15%
C000014684 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.13%	2.70%			5.05%
C000088020 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.55%	3.14%			4.88%
C000014686 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.09%	3.66%			5.41%
C000191058 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.08%	4.56%			6.30%
C000064316 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.22%	4.30%			6.73%
C000064317 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.45%	4.50%			6.94%
C000064318 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.63%	2.82%			5.83%
C000088022 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.16%	3.27%			5.67%
C000064319 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.75%	3.79%			6.20%
C000191060 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.67%	4.68%			7.09%
C000014675 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.19%	4.61%			7.28%
C000014677 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.33%	4.82%			7.49%
C000014676 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.52%	3.12%			6.38%
C000088018 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.01%	3.57%			6.20%
C000014678 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%	4.08%			6.74%
C000191056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.56%	4.98%			7.64%
C000064323 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%	5.01%			7.87%
C000064320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.36%	5.22%			8.09%
C000064321 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.42%	3.51%			6.96%
C000088023 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.94%	3.95%			6.80%
C000064322 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%	4.48%			7.33%
C000191061 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.54%	5.38%			8.25%
C000014679 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.33%	5.46%			8.50%
C000014681 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.54%	5.67%			8.71%
C000014680 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		6.50%	3.95%			7.58%
C000088019 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%	4.39%			7.41%
C000014682 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.70%	4.93%			7.96%
C000191057 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.67%	5.81%			8.86%
C000064324 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.23%	5.96%			9.10%
C000064325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.51%	6.16%			9.32%
C000064326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		7.40%	4.45%			8.19%
C000088024 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.10%	4.90%			8.02%
C000064327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.64%	5.42%			8.55%
C000191062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.65%	6.33%			9.47%
C000098234 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.23%	6.44%			9.50%
C000098235 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.47%	6.66%			9.72%
C000098236 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%	4.93%			8.59%
C000098237 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.09%	5.38%			8.41%
C000098238 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.65%	5.92%			8.96%
C000191063 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.61%	6.81%			9.88%
C000160243 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%	6.67%			9.71%
C000160244 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.90%	6.89%			9.94%
C000160245 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.84%	5.16%			8.80%
C000160246 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.62%	5.62%			8.63%
C000160247 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.14%	6.14%			9.17%
C000191064 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.15%	7.05%			10.09%
C000221889 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.13%	6.87%		10.70%
C000221891 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.28%	7.07%		10.90%
C000221890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.13%	5.35%		9.29%
C000221892 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.95%	5.81%		9.59%
C000221888 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.58%	6.35%		10.15%
C000221887 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.51%	7.24%		11.08%
C000266191 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.91%
C000266187 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%
C000266188 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%
C000266189 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%
C000266190 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%
C000266186 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%
Without Sales Load [Member] | C000225697 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.58%	3.78%	4.46%
Without Sales Load [Member] | C000225703 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.56%	4.22%	4.93%
Without Sales Load [Member] | C000225707 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.14%	4.78%	5.51%
Without Sales Load [Member] | C000225713 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.95%	5.50%	6.23%
Without Sales Load [Member] | C000225718 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.58%	6.26%	7.01%
Without Sales Load [Member] | C000225723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.17%	7.04%	7.79%
Without Sales Load [Member] | C000225728 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.52%	7.71%	8.48%
Without Sales Load [Member] | C000225732 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.97%	8.19%	8.95%
Without Sales Load [Member] | C000225687 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.23%	8.44%	9.18%
Without Sales Load [Member] | C000225695 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.24%	8.38%	9.26%
Without Sales Load [Member] | C000266194 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.29%
Without Sales Load [Member] | C000014684 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.42%	3.92%			5.68%
Without Sales Load [Member] | C000064318 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.96%	4.04%			6.46%
Without Sales Load [Member] | C000014676 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.90%	4.35%			7.01%
Without Sales Load [Member] | C000064321 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.85%	4.74%			7.60%
Without Sales Load [Member] | C000014680 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.00%	5.19%			8.22%
Without Sales Load [Member] | C000064326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.95%	5.69%			8.83%
Without Sales Load [Member] | C000098236 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		14.96%	6.18%			9.23%
Without Sales Load [Member] | C000160245 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.48%	6.41%			9.45%
Without Sales Load [Member] | C000221890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.79%	6.60%		10.40%
Without Sales Load [Member] | C000266188 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%
Without Sales Load [Member] | C000266189 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.10%
Russell 3000 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%	19.60%	11.82%	13.21%
Bloomberg U.S. Aggregate (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.45%)	2.71%	(0.40%)	0.06%
Russell 3000 (Inception Date 12/1/25) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%
Bloomberg U.S. Aggregate (Inception Date 12/1/25) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.45%)
MSCI ACWM IMI [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		22.27%	10.40%			12.02%
Bloomberg U.S. Aggregate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%	(0.40%)			1.35%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.60%	11.82%			14.56%
Russell 3000 (Inception Date 9/30/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.60%	11.82%			14.56%
Bloomberg U.S. Aggregate (Inception Date 9/30/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%	(0.40%)			1.35%
Russell 3000 (Inception Date 10/23/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.60%	11.82%			14.56%
Bloomberg U.S. Aggregate (Inception Date 10/23/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%	(0.40%)			1.35%
Russell 3000 (Inception Date 9/23/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.60%	11.82%		16.46%
Bloomberg U.S. Aggregate (Inception Date 9/23/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%	(0.40%)		(0.34%)
S&P Target Date Retirement Income (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%	4.10%	4.55%
S&P Target Date To 2025 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.00%	4.84%	5.49%
S&P Target Date To 2030 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.48%	5.99%	6.69%
S&P Target Date To 2035 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.04%	7.18%	7.93%
S&P Target Date To 2040 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.12%	8.21%	8.97%
S&P Target Date To 2045 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.95%	9.08%	9.86%
S&P Target Date To 2050 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.95%	9.57%	10.34%
S&P Target Date To 2055 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.47%	9.75%	10.53%
S&P Target Date To 2060 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.34%	9.79%	10.57%
S&P Target Date To 2065 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.66%	10.12%	10.89%
S&P Target Date to 2065+ (Inception Date 12/1/25) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
S&P Target Date 2015 (Inception Date 3/10/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
S&P Target Date Retirement Income [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%	4.10%			5.13%
S&P Target Date To 2030 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		12.48%	5.99%			7.79%
S&P Target Date To 2035 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.04%	7.18%			8.86%
S&P Target Date To 2040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.12%	8.21%			9.75%
S&P Target Date To 2045 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.95%	9.08%			10.43%
S&P Target Date To 2050 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.95%	9.57%			10.86%
S&P Target Date To 2055 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.47%	9.75%			11.01%
S&P Target Date To 2060 (Inception Date 9/30/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.34%	9.79%			11.21%
S&P Target Date To 2060 (Inception Date 10/23/2017 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.34%	9.79%			11.21%
S&P Target Date To 2065 (Inception Date 9/23/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.66%	10.12%		13.88%